Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended	15 Months Ended	20 Months Ended	50 Months Ended	56 Months Ended	60 Months Ended	62 Months Ended	74 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000253928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Plus (Class I)
C000253927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Plus (Class P)
C000153750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Income (Class I)
C000153751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Income (Class P)
C000078095
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Bond (Class I)
C000098966
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Bond (Class P)
C000111629
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income (Class I)
C000111630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income (Class P)
C000078079
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Bond (Class I)
C000098951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Bond (Class P)
C000078081
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inflation Managed (Class I)
C000098953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inflation Managed (Class P)
C000222604
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Bond (Class I)
C000222605
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Bond (Class P)
C000078082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Bond (Class I)
C000098954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Bond (Class P)
C000078080
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Total Return (Class I)
C000098952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Total Return (Class P)
C000111627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt (Class I)
C000111628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt (Class P)
C000078089
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dividend Growth (Class I)
C000098960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dividend Growth (Class P)
C000078115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Index (Class I)
C000098974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Index (Class P)
C000078104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Focused Growth (Class I)
C000098970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Focused Growth (Class P)
C000078093
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth (Class I)
C000098964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth (Class P)
C000226479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hedged Equity (Class I)
C000226478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hedged Equity (Class P)
C000078077
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large-Cap Core (Class I)
C000098949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large-Cap Core (Class P)
C000078072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large-Cap Growth (Class I)
C000098945
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large-Cap Growth (Class P)
C000253932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large-Cap Plus Bond Alpha (Class I)
C000253931
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large-Cap Plus Bond Alpha (Class P)
C000078083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large-Cap Value (Class I)
C000098955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large-Cap Value (Class P)
C000078086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid-Cap Growth (Class I)
C000098958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid-Cap Growth (Class P)
C000078113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid-Cap Plus Bond Alpha (Class I)
C000098972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid-Cap Plus Bond Alpha (Class P)
C000078098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid-Cap Value (Class I)
C000098969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid-Cap Value (Class P)
C000253933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	QQQ Plus Bond Alpha (Class I)
C000253934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	QQQ Plus Bond Alpha (Class P)
C000078087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Cap Equity (Class I)
C000098959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Cap Equity (Class P)
C000078074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Cap Growth (Class I)
C000098947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Cap Growth (Class P)
C000078116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Cap Index (Class I)
C000098975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Cap Index (Class P)
C000253936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Cap Plus Bond Alpha (Class I)
C000253935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Cap Plus Bond Alpha (Class P)
C000078075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Cap Value (Class I)
C000098948
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Cap Value (Class P)
C000078084
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value (Class I)
C000098956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value (Class P)
C000125302
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Advantage (Class I)
C000125303
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Advantage (Class P)
C000078078
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets (Class I)
C000098950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets (Class P)
C000253929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equity Plus Bond Alpha (Class I)
C000253930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equity Plus Bond Alpha (Class P)
C000230801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth (Class I)
C000230800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth (Class P)
C000078073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Large-Cap (Class I)
C000098946
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Large-Cap (Class P)
C000078094
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small-Cap (Class I)
C000098965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small-Cap (Class P)
C000078114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Value (Class I)
C000098973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Value (Class P)
C000078112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Health Sciences (Class I)
C000098971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Health Sciences (Class P)
C000078085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate (Class I)
C000098957
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate (Class P)
C000078092
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Technology (Class I)
C000098963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Technology (Class P)
C000226481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Diversified (Class I)
C000226480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Diversified (Class P)
C000230799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Diversified Growth (Class I)
C000230798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Diversified Growth (Class P)
C000167976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PSF Avantis Balanced Allocation (Class I)
C000211249
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PSF Avantis Balanced Allocation (Class P)
C000078100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix - Conservative Growth (Class I)
C000211240
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix - Conservative Growth (Class P)
C000078101
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix - Moderate Growth (Class I)
C000211241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix - Moderate Growth (Class P)
C000078102
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix - Growth (Class I)
C000211242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix - Growth (Class P)
C000248882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix - Aggressive Growth (Class I)
C000248883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix - Aggressive Growth (Class P)
C000098939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Conservative (Class I)
C000211243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Conservative (Class P)
C000098940
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Moderate-Conservative (Class I)
C000211244
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Moderate-Conservative (Class P)
C000098941
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Moderate (Class I)
C000211245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Moderate (Class P)
C000098942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Growth (Class I)
C000211246
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Growth (Class P)
C000098943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Aggressive-Growth (Class I)
C000211247
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Aggressive-Growth (Class P)
C000139083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PD 1-3 Year Corporate Bond (Class P)
C000078108
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PD Aggregate Bond Index (Class P)
C000078109
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PD High Yield Bond Market (Class P)
C000078103
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PD Large-Cap Growth Index (Class P)
C000078105
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PD Large-Cap Value Index (Class P)
C000221970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PD Mid-Cap Index (Class P)
C000078107
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PD Small-Cap Growth Index (Class P)
C000078106
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PD Small-Cap Value Index (Class P)
C000078111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PD Emerging Markets Index (Class P)
C000078110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PD International Large-Cap Index (Class P)
Without Sales Load [Member] | C000253928
Average Annual Return [Line Items]
Average Annual Return, Percent	7.16%	5.35%
Without Sales Load [Member] | C000253927
Average Annual Return [Line Items]
Average Annual Return, Percent	7.38%	5.56%
Without Sales Load [Member] | C000153750
Average Annual Return [Line Items]
Average Annual Return, Percent	6.73%						0.66%				3.13%
Without Sales Load [Member] | C000153751
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%						0.86%				3.34%
Without Sales Load [Member] | C000078095
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%						(1.95%)				2.27%
Without Sales Load [Member] | C000098966
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%						(1.74%)				2.48%
Without Sales Load [Member] | C000111629
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%						6.10%				5.52%
Without Sales Load [Member] | C000111630
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%						6.32%				5.73%
Without Sales Load [Member] | C000078079
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%						4.04%				5.86%
Without Sales Load [Member] | C000098951
Average Annual Return [Line Items]
Average Annual Return, Percent	7.49%						4.25%				6.07%
Without Sales Load [Member] | C000078081
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%						1.31%				3.26%
Without Sales Load [Member] | C000098953
Average Annual Return [Line Items]
Average Annual Return, Percent	8.21%						1.51%				3.46%
Without Sales Load [Member] | C000222604
Average Annual Return [Line Items]
Average Annual Return, Percent	7.08%				0.11%
Without Sales Load [Member] | C000222605
Average Annual Return [Line Items]
Average Annual Return, Percent	7.29%						(0.06%)	0.24%
Without Sales Load [Member] | C000078082
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%						1.95%				2.17%
Without Sales Load [Member] | C000098954
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%						2.15%				2.38%
Without Sales Load [Member] | C000078080
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%						0.27%				2.47%
Without Sales Load [Member] | C000098952
Average Annual Return [Line Items]
Average Annual Return, Percent	9.20%						0.47%				2.67%
Without Sales Load [Member] | C000111627
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%						3.42%				5.13%
Without Sales Load [Member] | C000111628
Average Annual Return [Line Items]
Average Annual Return, Percent	15.89%						3.62%				5.34%
Without Sales Load [Member] | C000078089
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%						10.57%				12.37%
Without Sales Load [Member] | C000098960
Average Annual Return [Line Items]
Average Annual Return, Percent	14.65%						10.81%				12.60%
Without Sales Load [Member] | C000078115
Average Annual Return [Line Items]
Average Annual Return, Percent	17.55%						14.12%				14.49%
Without Sales Load [Member] | C000098974
Average Annual Return [Line Items]
Average Annual Return, Percent	17.79%						14.35%				14.72%
Without Sales Load [Member] | C000078104
Average Annual Return [Line Items]
Average Annual Return, Percent	17.95%						10.55%				15.71%
Without Sales Load [Member] | C000098970
Average Annual Return [Line Items]
Average Annual Return, Percent	18.19%						10.77%				15.95%
Without Sales Load [Member] | C000078093
Average Annual Return [Line Items]
Average Annual Return, Percent	12.01%						11.19%				15.58%
Without Sales Load [Member] | C000098964
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%						11.41%				15.81%
Without Sales Load [Member] | C000226479
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%					7.74%
Without Sales Load [Member] | C000226478
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%					7.95%
Without Sales Load [Member] | C000078077
Average Annual Return [Line Items]
Average Annual Return, Percent	14.43%						12.82%				12.76%
Without Sales Load [Member] | C000098949
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%						13.05%				12.99%
Without Sales Load [Member] | C000078072
Average Annual Return [Line Items]
Average Annual Return, Percent	15.39%						10.20%				15.08%
Without Sales Load [Member] | C000098945
Average Annual Return [Line Items]
Average Annual Return, Percent	15.62%						10.42%				15.31%
Without Sales Load [Member] | C000253932
Average Annual Return [Line Items]
Average Annual Return, Percent	18.31%	18.39%
Without Sales Load [Member] | C000253931
Average Annual Return [Line Items]
Average Annual Return, Percent	18.54%	18.62%
Without Sales Load [Member] | C000078083
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%						9.95%				9.80%
Without Sales Load [Member] | C000098955
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%						10.17%				10.02%
Without Sales Load [Member] | C000078086
Average Annual Return [Line Items]
Average Annual Return, Percent	2.22%						0.25%				11.07%
Without Sales Load [Member] | C000098958
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%						0.45%				11.29%
Without Sales Load [Member] | C000078113
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%						6.84%				11.04%
Without Sales Load [Member] | C000098972
Average Annual Return [Line Items]
Average Annual Return, Percent	9.26%						7.06%				11.27%
Without Sales Load [Member] | C000078098
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%						10.95%				10.09%
Without Sales Load [Member] | C000098969
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%						11.17%				10.31%
Without Sales Load [Member] | C000253933
Average Annual Return [Line Items]
Average Annual Return, Percent	20.44%		19.97%
Without Sales Load [Member] | C000253934
Average Annual Return [Line Items]
Average Annual Return, Percent	20.67%		20.19%
Without Sales Load [Member] | C000078087
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%						8.03%				9.03%
Without Sales Load [Member] | C000098959
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%						8.25%				9.25%
Without Sales Load [Member] | C000078074
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%						(0.58%)				10.33%
Without Sales Load [Member] | C000098947
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%						(0.39%)				10.54%
Without Sales Load [Member] | C000078116
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%						5.49%				8.99%
Without Sales Load [Member] | C000098975
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%						5.71%				9.21%
Without Sales Load [Member] | C000253936
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%	12.00%
Without Sales Load [Member] | C000253935
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%	12.22%
Without Sales Load [Member] | C000078075
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%						6.37%				7.36%
Without Sales Load [Member] | C000098948
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%						6.58%				7.58%
Without Sales Load [Member] | C000078084
Average Annual Return [Line Items]
Average Annual Return, Percent	20.39%						10.73%				8.89%
Without Sales Load [Member] | C000098956
Average Annual Return [Line Items]
Average Annual Return, Percent	20.63%						10.95%				9.10%
Without Sales Load [Member] | C000125302
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%						11.52%				9.94%
Without Sales Load [Member] | C000125303
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%						11.75%				10.16%
Without Sales Load [Member] | C000078078
Average Annual Return [Line Items]
Average Annual Return, Percent	33.37%						(0.39%)				6.18%
Without Sales Load [Member] | C000098950
Average Annual Return [Line Items]
Average Annual Return, Percent	33.63%						(0.19%)				6.39%
Without Sales Load [Member] | C000253929
Average Annual Return [Line Items]
Average Annual Return, Percent	32.53%	23.95%
Without Sales Load [Member] | C000253930
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	24.20%
Without Sales Load [Member] | C000230801
Average Annual Return [Line Items]
Average Annual Return, Percent	22.68%				3.74%
Without Sales Load [Member] | C000230800
Average Annual Return [Line Items]
Average Annual Return, Percent	22.93%				3.99%
Without Sales Load [Member] | C000078073
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%						7.98%				8.86%
Without Sales Load [Member] | C000098946
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%						8.19%				9.08%
Without Sales Load [Member] | C000078094
Average Annual Return [Line Items]
Average Annual Return, Percent	23.41%						6.23%				6.46%
Without Sales Load [Member] | C000098965
Average Annual Return [Line Items]
Average Annual Return, Percent	23.66%						6.44%				6.67%
Without Sales Load [Member] | C000078114
Average Annual Return [Line Items]
Average Annual Return, Percent	47.74%						17.00%				9.71%
Without Sales Load [Member] | C000098973
Average Annual Return [Line Items]
Average Annual Return, Percent	48.04%						17.24%				9.93%
Without Sales Load [Member] | C000078112
Average Annual Return [Line Items]
Average Annual Return, Percent	16.29%						5.78%				9.55%
Without Sales Load [Member] | C000098971
Average Annual Return [Line Items]
Average Annual Return, Percent	16.52%						6.00%				9.77%
Without Sales Load [Member] | C000078085
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%						5.30%				5.29%
Without Sales Load [Member] | C000098957
Average Annual Return [Line Items]
Average Annual Return, Percent	2.33%						5.51%				5.50%
Without Sales Load [Member] | C000078092
Average Annual Return [Line Items]
Average Annual Return, Percent	22.65%						13.53%				17.45%
Without Sales Load [Member] | C000098963
Average Annual Return [Line Items]
Average Annual Return, Percent	22.90%						13.76%				17.69%
Without Sales Load [Member] | C000226481
Average Annual Return [Line Items]
Average Annual Return, Percent	12.92%					5.93%
Without Sales Load [Member] | C000226480
Average Annual Return [Line Items]
Average Annual Return, Percent	13.15%					6.14%
Without Sales Load [Member] | C000230799
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%				5.98%
Without Sales Load [Member] | C000230798
Average Annual Return [Line Items]
Average Annual Return, Percent	15.08%				6.18%
Without Sales Load [Member] | C000167976
Average Annual Return [Line Items]
Average Annual Return, Percent	15.22%						6.95%			7.99%
Without Sales Load [Member] | C000211249
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%						7.20%		8.43%
Without Sales Load [Member] | C000078100
Average Annual Return [Line Items]
Average Annual Return, Percent	11.93%						4.34%				6.11%
Without Sales Load [Member] | C000211240
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%						4.55%		6.11%
Without Sales Load [Member] | C000078101
Average Annual Return [Line Items]
Average Annual Return, Percent	13.94%						6.51%				8.09%
Without Sales Load [Member] | C000211241
Average Annual Return [Line Items]
Average Annual Return, Percent	14.17%						6.72%		8.44%
Without Sales Load [Member] | C000078102
Average Annual Return [Line Items]
Average Annual Return, Percent	16.49%						8.13%				9.71%
Without Sales Load [Member] | C000211242
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%						8.35%		10.14%
Without Sales Load [Member] | C000248882
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%			18.49%
Without Sales Load [Member] | C000248883
Average Annual Return [Line Items]
Average Annual Return, Percent	19.18%			18.75%
Without Sales Load [Member] | C000098939
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%						2.42%				4.12%
Without Sales Load [Member] | C000211243
Average Annual Return [Line Items]
Average Annual Return, Percent	10.18%						2.63%		3.69%
Without Sales Load [Member] | C000098940
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%						4.06%				5.69%
Without Sales Load [Member] | C000211244
Average Annual Return [Line Items]
Average Annual Return, Percent	12.29%						4.27%		5.52%
Without Sales Load [Member] | C000098941
Average Annual Return [Line Items]
Average Annual Return, Percent	13.27%						5.71%				7.18%
Without Sales Load [Member] | C000211245
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%						5.92%		7.27%
Without Sales Load [Member] | C000098942
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%						6.68%				8.22%
Without Sales Load [Member] | C000211246
Average Annual Return [Line Items]
Average Annual Return, Percent	15.54%						6.89%		8.36%
Without Sales Load [Member] | C000098943
Average Annual Return [Line Items]
Average Annual Return, Percent	17.08%						7.80%				9.06%
Without Sales Load [Member] | C000211247
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%						8.02%		9.35%
Without Sales Load [Member] | C000139083
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%						2.34%				2.42%
Without Sales Load [Member] | C000078108
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%						(0.60%)				1.76%
Without Sales Load [Member] | C000078109
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%						4.44%				6.32%
Without Sales Load [Member] | C000078103
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%						15.14%				17.91%
Without Sales Load [Member] | C000078105
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%						11.14%				10.39%
Without Sales Load [Member] | C000221970
Average Annual Return [Line Items]
Average Annual Return, Percent	10.36%						8.46%	10.61%
Without Sales Load [Member] | C000078107
Average Annual Return [Line Items]
Average Annual Return, Percent	12.71%						2.95%				9.39%
Without Sales Load [Member] | C000078106
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%						8.52%				9.01%
Without Sales Load [Member] | C000078111
Average Annual Return [Line Items]
Average Annual Return, Percent	31.31%						3.15%				7.31%
Without Sales Load [Member] | C000078110
Average Annual Return [Line Items]
Average Annual Return, Percent	31.84%						10.16%				8.96%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	5.62%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	5.62%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%				(0.05%)
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)	(0.13%)
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
JPMorgan Emerging Markets Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Blended-Equal Weighted Index
Average Annual Return, Percent	14.05%						1.84%				4.41%
JPMorgan Emerging Markets Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Blended-Equal Weighted Index
Average Annual Return, Percent	14.05%						1.84%				4.41%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%					12.77%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%					12.77%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	16.50%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	16.50%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		15.13%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		15.13%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	16.50%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	16.50%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: MSCI EMERGING MARKETS INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%						4.20%				8.42%
PACIFIC LIFE INDEX: MSCI EMERGING MARKETS INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%						4.20%				8.42%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index Net
Average Annual Return, Percent	31.22%	22.16%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index Net
Average Annual Return, Percent	31.22%	22.16%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%				8.04%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%				8.04%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%						8.92%				8.18%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%						8.92%				8.18%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%						8.92%				8.18%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%						8.92%				8.18%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%						8.92%				8.18%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%						8.92%				8.18%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%					12.77%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%					12.77%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%				11.60%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%				11.60%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%			15.15%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%		15.79%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%		15.79%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%		15.79%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%		15.79%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			20.58%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			20.58%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%		15.79%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%		15.79%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%		15.79%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%		15.79%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%		15.79%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%	15.79%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%						14.42%				14.82%
PACIFIC LIFE INDEX: MSCI EMERGING MARKETS INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%						4.20%				8.42%
PACIFIC LIFE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%						8.92%				8.18%
PACIFIC LIFE INDEX: Morningstar LSTA Leveraged Loan Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	5.90%						6.42%				5.83%
PACIFIC LIFE INDEX: CREDIT SUISSE LEVERAGED LOAN INDE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	5.94%						6.37%				5.78%
PACIFIC LIFE INDEX: Morningstar LSTA Leveraged Loan Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	5.90%						6.42%				5.83%
PACIFIC LIFE INDEX: CREDIT SUISSE LEVERAGED LOAN INDE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	5.94%						6.37%				5.78%
PACIFIC LIFE INDEX: BLOOMBERG US CORP H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	8.62%						4.50%				6.52%
PACIFIC LIFE INDEX: BLOOMBERG US CORP H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	8.62%						4.50%				6.52%
PACIFIC LIFE INDEX: BLOOMBERG US-T INFLATION PROTECTION SEC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	7.01%						1.12%				3.09%
PACIFIC LIFE INDEX: BLOOMBERG US-T INFLATION PROTECTION SEC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	7.01%						1.12%				3.09%
PACIFIC LIFE INDEX: BLOOMBERG 1-3 YR US GOVERNMENT/CREDIT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Bond Index
Average Annual Return, Percent	5.35%						1.97%				2.09%
PACIFIC LIFE INDEX: BLOOMBERG 1-3 YR US GOVERNMENT/CREDIT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Bond Index
Average Annual Return, Percent	5.35%						1.97%				2.09%
PACIFIC LIFE INDEX: NASDAQ US Broad Div Achievers TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US Broad Dividend Achievers Index
Average Annual Return, Percent	14.50%						11.95%				12.41%
PACIFIC LIFE INDEX: NASDAQ US Broad Div Achievers TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US Broad Dividend Achievers Index
Average Annual Return, Percent	14.50%						11.95%				12.41%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%						15.32%				18.13%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%						15.32%				18.13%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%						15.32%				18.13%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%						15.32%				18.13%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%						15.32%				18.13%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%						15.32%				18.13%
PACIFIC LIFE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%						11.33%				10.53%
PACIFIC LIFE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%						11.33%				10.53%
PACIFIC LIFE INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.66%						6.65%				12.49%
PACIFIC LIFE INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.66%						6.65%				12.49%
PACIFIC LIFE INDEX: RUSSELL MIDCAP INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	10.60%						8.67%				11.01%
PACIFIC LIFE INDEX: RUSSELL MIDCAP INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	10.60%						8.67%				11.01%
PACIFIC LIFE INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.05%						9.83%				9.78%
PACIFIC LIFE INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.05%						9.83%				9.78%
PACIFIC LIFE INDEX: NASDAQ 100 INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	21.02%		21.25%
PACIFIC LIFE INDEX: NASDAQ 100 INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	21.02%		21.25%
PACIFIC LIFE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%						8.88%				9.27%
PACIFIC LIFE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%						8.88%				9.27%
PACIFIC LIFE INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.01%						3.18%				9.57%
PACIFIC LIFE INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.01%						3.18%				9.57%
PACIFIC LIFE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%						6.09%				9.62%
PACIFIC LIFE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%						6.09%				9.62%
PACIFIC LIFE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	11.02%
PACIFIC LIFE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	11.02%
PACIFIC LIFE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%						8.88%				9.27%
PACIFIC LIFE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%						8.88%				9.27%
PACIFIC LIFE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%						11.33%				10.53%
PACIFIC LIFE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%						11.33%				10.53%
PACIFIC LIFE INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.71%						11.18%				10.46%
PACIFIC LIFE INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.71%						11.18%				10.46%
PACIFIC LIFE INDEX: MSCI ALL COUNTRY WORLD EX-USA SMALL CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent	29.26%						6.91%				8.13%
PACIFIC LIFE INDEX: MSCI ALL COUNTRY WORLD EX-USA SMALL CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent	29.26%						6.91%				8.13%
PACIFIC LIFE INDEX: Russell 3000 Health Care TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent	14.56%						6.31%				9.54%
PACIFIC LIFE INDEX: Russell 3000 Health Care TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent	14.56%						6.31%				9.54%
PACIFIC LIFE INDEX: MSCI U.S. REITS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. REITs Index
Average Annual Return, Percent	1.68%						5.35%				4.42%
PACIFIC LIFE INDEX: MSCI U.S. REITS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. REITs Index
Average Annual Return, Percent	1.68%						5.35%				4.42%
PACIFIC LIFE INDEX: MSCI U.S. IMI Information Technology 25/50 NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. IMI Information Technology 25/50 Index
Average Annual Return, Percent	21.70%						16.96%				21.97%
PACIFIC LIFE INDEX: MSCI U.S. IMI Information Technology 25/50 NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. IMI Information Technology 25/50 Index
Average Annual Return, Percent	21.70%						16.96%				21.97%
ESG Diversified Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Diversified Composite Benchmark
Average Annual Return, Percent	15.71%					6.93%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%					0.18%
ESG Diversified Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Diversified Composite Benchmark
Average Annual Return, Percent	15.71%					6.93%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%					0.18%
ESG Diversified Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Diversified Growth Composite Benchmark
Average Annual Return, Percent	18.57%				8.52%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%				(0.05%)
ESG Diversified Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Diversified Growth Composite Benchmark
Average Annual Return, Percent	18.57%				8.52%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%				(0.05%)
PSF Avantis Balanced Allocation Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PSF Avantis Balanced Allocation Composite Benchmark
Average Annual Return, Percent	15.57%						7.69%			8.88%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)			1.72%
PSF Avantis Balanced Allocation Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PSF Avantis Balanced Allocation Composite Benchmark
Average Annual Return, Percent	15.57%						7.69%		8.98%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)		0.95%
Pacific Dynamix Cons Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix Conservative Growth Composite Benchmark
Average Annual Return, Percent	12.84%						5.04%				6.62%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
Pacific Dynamix Cons Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix Conservative Growth Composite Benchmark
Average Annual Return, Percent	12.84%						5.04%		6.36%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)		0.95%
Pacific Dynamix Mod Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix Moderate Growth Composite Benchmark
Average Annual Return, Percent	15.66%						7.77%				8.88%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
Pacific Dynamix Mod Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix Moderate Growth Composite Benchmark
Average Annual Return, Percent	15.66%						7.77%		9.04%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)		0.95%
Pacific Dynamix Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix Growth Composite Benchmark
Average Annual Return, Percent	19.17%						10.27%				10.80%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
Pacific Dynamix Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix Growth Composite Benchmark
Average Annual Return, Percent	19.17%						10.27%		11.40%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)		0.95%
Pacific Dynamix - Aggressive Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix - Aggressive Growth Composite Benchmark
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%			6.95%
Pacific Life Index: Pacific Dynamix - Aggressive Growth Composite Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	20.26%			19.77%
Pacific Dynamix - Aggressive Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacific Dynamix - Aggressive Growth Composite Benchmark
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%			6.95%
Pacific Life Index: Pacific Dynamix - Aggressive Growth Composite Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	20.26%			19.77%
PortOpt Conservative Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Conservative Composite Benchmark
Average Annual Return, Percent	9.55%						2.87%				4.35%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PortOpt Conservative Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Conservative Composite Benchmark
Average Annual Return, Percent	9.55%						2.87%		3.94%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)		0.95%
PortOpt Moderate-Cons Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Moderate-Conservative Composite Benchmark
Average Annual Return, Percent	12.46%						5.39%				6.61%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PortOpt Moderate-Cons Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Moderate-Conservative Composite Benchmark
Average Annual Return, Percent	12.46%						5.39%		6.53%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)		0.95%
PortOpt Moderate Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Moderate Composite Benchmark
Average Annual Return, Percent	14.76%						7.27%				8.21%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PortOpt Moderate Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Moderate Composite Benchmark
Average Annual Return, Percent	14.76%						7.27%		8.41%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)		0.95%
PortOpt Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Growth Composite Benchmark
Average Annual Return, Percent	17.56%						9.99%				10.43%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PortOpt Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Growth Composite Benchmark
Average Annual Return, Percent	17.56%						9.99%		11.06%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)		0.95%
PortOpt Aggressive-Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Aggressive-Growth Composite Benchmark
Average Annual Return, Percent	19.87%						11.92%				11.99%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)				2.01%
PortOpt Aggressive-Growth Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio Optimization Aggressive-Growth Composite Benchmark
Average Annual Return, Percent	19.87%						11.92%		12.92%
PACIFIC LIFE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)		0.95%
PACIFIC LIFE INDEX: Bloomberg US 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1-3 Year Corporate Bond Index
Average Annual Return, Percent	5.88%						2.57%				2.77%
PACIFIC LIFE INDEX: BLOOMBERG US CORP H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	8.62%						4.50%				6.52%
PACIFIC LIFE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%						15.32%				18.13%
PACIFIC LIFE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%						11.33%				10.53%
PACIFIC LIFE INDEX: RUSSELL MIDCAP INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	10.60%						8.67%	10.96%
PACIFIC LIFE INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.01%						3.18%				9.57%
PACIFIC LIFE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%						8.88%				9.27%
PACIFIC LIFE INDEX: MSCI World ex USA Large Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Large Cap Index
Average Annual Return, Percent	31.62%						10.14%				8.77%